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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 31, 2013 through May 31, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                    Pioneer Select
                    Mid Cap Growth Fund

--------------------------------------------------------------------------------
                    Semiannual Report | May 31, 2014
--------------------------------------------------------------------------------

                    Ticker Symbols:

                    Class A   PGOFX
                    Class B   GOFBX
                    Class C   GOFCX
                    Class R   PGRRX
                    Class Y   GROYX

                    [LOGO] PIONEER
                           Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         28

Notes to Financial Statements                                                37

Trustees, Officers and Service Providers                                     49

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 1

President's Letter

Dear Shareowner,

As we move past the midway point of 2014, U.S. economic growth is still expected to exceed 2% for the full calendar year, despite the fact that U.S. gross domestic product (GDP) for the first quarter was revised down to -2.9% in May. The markets, in fact, almost completely ignored that bad news, as more timely data -- especially labor market data -- pointed to continuing economic strength. By mid-year, the number of people filing initial unemployment claims and the number of job openings were at levels last seen during the boom years of 2005 through 2007, and unemployment was down to just over 6%. Barring an external shock, we think it's likely that the domestic economic expansion will continue.

A modestly improving European economy and continuing economic improvement in Japan appear likely to result in improving global economic growth in the second half of 2014, further supporting the U.S. economy. Some slack remains in the labor markets and capacity utilization, which offers the potential for continuing non-inflationary growth.

The Federal Reserve System (the Fed) is widely expected to end its QE (quantitative easing) program by the end of this year, and to begin raising the Federal funds rate in 2015. The timing and pace of Fed's actions remain uncertain: Fed Chair Janet Yellen has continually stressed that Fed policy will be sensitive to incoming economic data.

While the U.S. economy appears robust and the global economy seems to be improving, there are still weaknesses and risks to the economic outlook. Risks of an adverse shock also remain. Military conflicts and political tensions are widespread, with particular concerns about recent developments in the Middle East that could prove disruptive to the global oil supply. While most of the widely recognized risks may already be "priced into" the market, we caution against complacency and believe investors should continue to expect market volatility.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

2 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Pioneer's investment teams have, since 1928, sought out attractive opportunities in equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and rewards in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 3

Portfolio Management Discussion | 5/31/14

For the six-month period ended May 31, 2014, Pioneer Select Mid Cap Growth Fund outperformed both its Lipper and Morningstar peers and performed in line with its benchmark, the Russell Midcap Growth Index (the Russell Index). In the following interview, Ken Winston reviews the investment background and details some of the decisions that drove Fund performance during the period. Mr. Winston, a vice president and portfolio manager at Pioneer, is the longest-standing member of the Fund's management team, which also includes Shaji John, a vice president and portfolio manager at Pioneer, and Jon Stephenson, a vice president and portfolio manager at Pioneer. Mr. Winston, Mr. John and Mr. Stephenson are responsible for the day-to-day management of the Fund.

Q How would you describe the investment environment for equities during the six-month period ended May 31, 2014?

A Stocks in general moved higher during the six-month period, overcoming notable pullbacks in February and April of 2014. April's market drop reflected a shift in investor preferences from growth to value, as growth stocks that had recorded significant gains over the previous several quarters fell while market participants sought out value-oriented stocks that appeared to be more stable. The change in focus -- known as a rotation -- hurt the Fund's performance because we usually concentrate on investing the portfolio in stocks with long-term, sustainable growth potential that tend to have higher valuations.

Q   How did the Fund perform during the six-month period ended May 31, 2014?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 6.63% at net asset value during the six-month period ended May 31, 2014, while the Fund's benchmark, the Russell Index, returned 6.57%. During the same period, the average return of the 419 mutual funds in Lipper's Mid Cap Growth Funds category was 2.65%, and the average return of the 757 mutual funds in Morningstar's Mid Cap Growth Funds category was 3.15%.

Q Which of your investment strategies or individual portfolio holdings made positive contributions to the Fund's performance during the six-month period ended May 31, 2014, and which detracted from performance?

A A combination of the portfolio's overweight stance (compared with the Russell Index) in the outperforming energy sector, and underweight exposure to the laggard consumer discretionary sector helped to boost the Fund's benchmark-relative results at the sector level. Conversely, the portfolio's underweight positions in stronger-performing sectors such as utilities, telecommunication services and consumer staples reduced the Fund's benchmark-relative performance advantage.

4 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

    Stock selection results, overall, were favorable during the period, and were especially strong in health care and information technology. Selection results were also positive in energy and consumer staples, while the portfolio's holdings in the industrials and consumer discretionary sectors held back relative returns.

    With regard to individual positions, the top-performing stock in the portfolio during the period was Keurig Green Mountain, formerly known as Green Mountain Coffee Roasters and a long-time Fund holding. The company, which is the leading maker of single-serve coffee brewing machines, saw its shares buoyed by strong financial performance and, in particular, the announcement of an alliance with Coca Cola. The two companies are collaborating to develop a single-serve beverage system for cold drinks. Coca-Cola also made a direct equity investment in Keurig Green Mountain and now effectively owns 10 percent of the company.

    The Fund's shares of Goodrich Petroleum, an independent oil and gas exploration company, also rose during the period amid the ongoing shale revolution, as investors came to value the potential of the company's energy-rich acreage in the Tuscaloosa Marine Shale area and elsewhere. We continue to believe that Goodrich's holdings offer significant upside potential.

    In industrials, the portfolio's position in American Airlines Group performed extremely well during the period after AMR Corp., American's predecessor company, combined with US Airways. Investors began to appreciate the enhanced earnings potential and cost efficiencies of the combined company.

    In health care, two positions produced outstanding performance during the period, boosting the Fund's returns. One was Neurocrine Biosciences, a biopharmaceutical company focused on developing drug candidates for neurological and endocrine disorders. The company's leading product candidate is Elagolix, an oral drug that has shown positive Phase II trial data for the treatment of endometriosis and uterine fibroids. In addition, the company's share price increased sharply in January following positive Phase II results for a new drug that targets movement disorders such as Parkinson's disease. The other strong performer in health care was a position in Salix Pharmaceuticals, another long-term Fund holding. Salix is developing a suite of drugs for treating gastrointestinal disorders. The company's core product, Xifaxan, has proven effective in treating E-coli-based traveler's diarrhea. Xifaxan also aids in the treatment of hepatic encephalopathy, a condition that causes deteriorating brain function due to toxins in the blood that are normally removed by the liver. Salix also completed an acquisition during the period that has the potential to boost the company's future earnings.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 5

    As in health care, two Fund holdings keyed strong results in the information technology sector: Skyworks Solutions and F5 Networks. Skyworks Solutions has expanded its share of the market for mobile device semiconductors. Skyworks has increased the functionality of such semiconductors by effectively bundling and combining various functions -- like switching and power amplification -- onto an integrated module. The company also offers the best range of solutions for both 3G and 4G LTE as well as the various network protocols in China, North America and Europe. F5 Networks, the leading provider of network application switches, enjoyed two consecutive quarters of accelerating revenue growth as businesses and web service providers continued to upgrade their networks as applications increasingly move to the cloud.

    On the negative side, the Fund's relative results in health care and energy, respectively, took a hit due to the portfolio's not owning Alexion and Cheniere Energy, which were strong performers during the period. Nevertheless, the Fund outperformed the Russell Index in both sectors.

    Individual holdings that detracted from performance during the six-month period included Wageworks, a benefits transaction processing company that has increased its share of the market for processing flexible spending accounts such as health care and commuter discount programs. The company's financial performance was favorable over the period, but its share price fell as investors moved away from high-valuation growth stocks. That same shift in investor preferences drove down the performance of the Fund's shares of CoStar, a leading provider of information services and analytics to the commercial real estate industry, despite the company's posting strong financial results. In our opinion, both Wageworks' and CoStar's shares merit their current high valuations because of the companies' strong growth potential. In fact, we added to Wageworks' shares on weakness during the period. Another weak performer in health care was the portfolio's position in Endologix, makers of minimally invasive devices for vascular disease. The company's shares were also caught in the market rotation away from high-valuation stocks, despite good operating results.

    Finally, LKQ, another long-term Fund holding, underperformed during the period. LKQ is the leading provider of refurbished auto and truck parts. The company's share price fell when an independent newsletter claimed that LKQ's accounting practices with regard to acquisitions were overly aggressive. We believed the accusations were without merit, however, and the stock price recovered half its decline by the end of the period.

6 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Q   What is your investment outlook?

A Extreme weather in much of the U.S. was likely the main reason behind the U.S. economy's contraction in the first quarter of 2014. However, the domestic economy does appear to be regaining some momentum, and consensus expectations for GDP growth in 2014 remain positive. Employment gains, while still sluggish, have been improving and we think they will continue to do so.

    Among the possible headwinds to the economy is slowing growth in the emerging markets, particularly China, which is a major consumer of U.S. goods and materials. Political upheaval in the Ukraine has also raised investor sensitivity. We expect the Ukrainian situation to be a continued source of worry.

    On the whole, we take the calm environment for interest rates in the wake of Federal Reserve's tapering of its quantitative easing (QE) program as a positive sign, since it indicates that the winding down of QE may not produce the kind of jump in interest rates that many analysts had feared. A continuation of this environment would be favorable for domestic equities and has the potential to offset the effects of a dampened global growth outlook. We expect the economic recovery to reaccelerate in the second half of 2014 as the housing and labor markets continue to improve and the outlook for capital spending brightens. However, sharp changes in interest-rate expectations remain a risk.

    As noted previously, there currently appears to be a sharp rotation in domestic markets away from longer-term growth stocks and into value stocks. Sentiment is less favorable for portfolios that focus on non-cyclical growth potential and those that seek companies with long runways of growth--similar to the types of stocks held in the Fund's portfolio. With that said, we believe that over the next few years our anticipated economic scenario of sustainable, moderate growth and manageable inflation will mostly favor secular growth companies, which remain our primary focus when investing the Fund's assets.

    Note to Shareholders: Effective June 7, 2013, Pioneer Select Mid Cap Growth Fund ("the predecessor fund") reorganized with Pioneer Growth Opportunities Fund ("the reorganization"). As a result of the reorganization, Pioneer Growth Opportunities Fund was renamed Pioneer Select Mid Cap Growth Fund. The investment strategies, performance and financial history, inception date, fiscal year end, and portfolio management team of the combined Fund are that of the predecessor Pioneer Select Mid Cap Growth Fund.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 7

Please refer to the Schedule of Investments on pages 18-27 for a full listing of Fund securities.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

8 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Portfolio Summary | 5/31/14

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                        90.6%
International Common Stocks                                                8.0%
Depositary Receipts for International Stocks                               1.0%
U.S. Corporate Bonds                                                       0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary                                                    22.8%
Information Technology                                                    16.0%
Industrials                                                               15.8%
Health Care                                                               15.0%
Energy                                                                     8.3%
Financials                                                                 7.3%
Consumer Staples                                                           6.7%
Materials                                                                  6.2%
Telecommunication Services                                                 1.0%
Utilities                                                                  0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. American Airlines Group, Inc.                                         1.90%
--------------------------------------------------------------------------------
 2. Cabot Oil & Gas Corp.                                                 1.75
--------------------------------------------------------------------------------
 3. Lear Corp.                                                            1.74
--------------------------------------------------------------------------------
 4. Keurig Green Mountain, Inc.                                           1.70
--------------------------------------------------------------------------------
 5. Actavis plc                                                           1.50
--------------------------------------------------------------------------------
 6. Goodrich Petroleum Corp.                                              1.48
--------------------------------------------------------------------------------
 7. Delta Air Lines, Inc.                                                 1.40
--------------------------------------------------------------------------------
 8. The NASDAQ OMX Group, Inc.                                            1.37
--------------------------------------------------------------------------------
 9. Catamaran Corp.                                                       1.35
--------------------------------------------------------------------------------
10. F5 Networks, Inc.                                                     1.30
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 9

Prices and Distributions | 5/31/14

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                      5/31/14                      11/30/13*
--------------------------------------------------------------------------------
              A                         $40.04                       $37.55
--------------------------------------------------------------------------------
              B                         $32.12                       $30.34
--------------------------------------------------------------------------------
              C                         $33.17                       $31.23
--------------------------------------------------------------------------------
              R                         $39.44                       $37.05
--------------------------------------------------------------------------------
              Y                         $42.00                       $39.32
--------------------------------------------------------------------------------

Distributions per Share: 12/1/13-5/31/14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Net
                              Investment         Short-Term       Long-Term
            Class               Income          Capital Gains    Capital Gains
--------------------------------------------------------------------------------
              A                 $   --             $   --           $   --
--------------------------------------------------------------------------------
              B                 $   --             $   --           $   --
--------------------------------------------------------------------------------
              C                 $   --             $   --           $   --
--------------------------------------------------------------------------------
              R                 $   --             $   --           $   --
--------------------------------------------------------------------------------
              Y                 $   --             $   --           $   --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-16.

* The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratios used for the reorganization. The predecessor fund did not offer Class B shares or Class R shares. Financial reporting for Class B shares and Class R shares commenced on June 7, 2013.

10 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Performance Update | 5/31/14                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Select Mid Cap Growth Fund at public offering price during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2014)
--------------------------------------------------------------------------------
                       Net            Public         Russell
                       Asset          Offering       Midcap
                       Value          Price          Growth
Period                 (NAV)          (POP)          Index
--------------------------------------------------------------------------------
10 Years               10.09%          9.44%          9.66%
5 Years                18.08          16.69          20.53
1 Year                 22.42          15.38          20.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              Pioneer Select Mid         Russell Midcap
                              Cap Growth Fund            Growth Index
5/31/2004                     $  9,425                   $ 10,000
5/31/2005                     $ 10,081                   $ 11,057
5/31/2006                     $ 12,381                   $ 12,784
5/31/2007                     $ 14,075                   $ 15,512
5/31/2008                     $ 15,200                   $ 15,390
5/31/2009                     $ 10,738                   $  9,892
5/31/2010                     $ 13,067                   $ 12,873
5/31/2011                     $ 17,396                   $ 17,547
5/31/2012                     $ 16,400                   $ 16,439
5/31/2013                     $ 20,137                   $ 20,839
5/31/2014                     $ 24,651                   $ 25,157

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 11

Performance Update | 5/31/14                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2014)
--------------------------------------------------------------------------------
                                                     Russell
                                                     Midcap
                       If             If             Growth
Period                 Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years                9.20%          9.20%          9.66%
5 Years                17.05          17.05          20.53
1 Year                 20.71          16.71          20.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
2.58%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              Pioneer Select Mid         Russell Midcap
                              Cap Growth Fund            Growth Index
5/31/2004                     $ 10,000                   $ 10,000
5/31/2005                     $ 10,620                   $ 11,057
5/31/2006                     $ 12,945                   $ 12,784
5/31/2007                     $ 14,608                   $ 15,512
5/31/2008                     $ 15,658                   $ 15,390
5/31/2009                     $ 10,979                   $  9,892
5/31/2010                     $ 13,260                   $ 12,873
5/31/2011                     $ 17,522                   $ 17,547
5/31/2012                     $ 16,396                   $ 16,439
5/31/2013                     $ 19,983                   $ 20,839
5/31/2014                     $ 24,121                   $ 25,157

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The prede-cessor fund did not offer Class B shares. Accordingly, the performance of Class B shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class B shares, but not other differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance shown for Class B shares of the Fund for periods prior to May 15, 2009, is based on the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class B shares of the Fund (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

12 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Performance Update | 5/31/14                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2014)
--------------------------------------------------------------------------------
                                                     Russell
                                                     Midcap
                       If             If             Growth
Period                 Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years                9.31%          9.31%          9.66%
5 Years                17.01          17.01          20.53
1 Year                 21.39          21.39          20.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.97%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              Pioneer Select Mid         Russell Midcap
                              Cap Growth Fund            Growth Index
5/31/2004                     $ 10,000                   $ 10,000
5/31/2005                     $ 10,639                   $ 11,057
5/31/2006                     $ 13,027                   $ 12,784
5/31/2007                     $ 14,775                   $ 15,512
5/31/2008                     $ 15,828                   $ 15,390
5/31/2009                     $ 11,101                   $  9,892
5/31/2010                     $ 13,397                   $ 12,873
5/31/2011                     $ 17,668                   $ 17,547
5/31/2012                     $ 16,490                   $ 16,439
5/31/2013                     $ 20,062                   $ 20,839
5/31/2014                     $ 24,353                   $ 25,157

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class C shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 13

Performance Update | 5/31/14                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2014)
--------------------------------------------------------------------------------
                                                     Russell
                                                     Midcap
                       If             If             Growth
Period                 Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years                9.56%          9.56%          9.66%
5 Years                17.52          17.52          20.53
1 Year                 21.96          21.96          20.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.52%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              Pioneer Select Mid         Russell Midcap
                              Cap Growth Fund            Growth Index
5/31/2004                     $ 10,000                   $ 10,000
5/31/2005                     $ 10,646                   $ 11,057
5/31/2006                     $ 13,009                   $ 12,784
5/31/2007                     $ 14,717                   $ 15,512
5/31/2008                     $ 15,814                   $ 15,390
5/31/2009                     $ 11,116                   $  9,892
5/31/2010                     $ 13,460                   $ 12,873
5/31/2011                     $ 17,830                   $ 17,547
5/31/2012                     $ 16,726                   $ 16,439
5/31/2013                     $ 20,435                   $ 20,839
5/31/2014                     $ 24,923                   $ 25,157

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance shown for Class R shares of the Fund for periods prior to May 15, 2009, is based on the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares of the Fund (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

14 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Performance Update | 5/31/14                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2014)
--------------------------------------------------------------------------------
                                                     Russell
                                                     Midcap
                       If             If             Growth
Period                 Held           Redeemed       Index
--------------------------------------------------------------------------------
Life-of-Class
(6/23/2004)            10.40%         10.40%          9.66%
5 Years                18.58          18.58          20.53
1 Year                 22.78          22.78          20.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.76%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                              Pioneer Select Mid         Russell Midcap
                              Cap Growth Fund            Growth Index
6/30/2004                     $  5,000,000               $  5,000,000
5/31/2005                     $  5,286,799               $  5,442,008
5/31/2006                     $  6,503,266               $  6,291,742
5/31/2007                     $  7,399,247               $  7,634,613
5/31/2008                     $  8,017,136               $  7,574,263
5/31/2009                     $  5,674,163               $  4,868,386
5/31/2010                     $  6,940,759               $  6,335,550
5/31/2011                     $  9,283,729               $  8,636,132
5/31/2012                     $  8,787,298               $  8,090,889
5/31/2013                     $ 10,835,715               $ 10,256,130
5/31/2014                     $ 13,304,519               $ 12,381,663

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class Y shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from December 1, 2013 through May 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A           B          C          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 12/1/13
--------------------------------------------------------------------------------
Ending Account            $1,066.33   $1,058.70  $1,062.10  $1,064.50  $1,068.10
Value (after expenses)
on 5/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    5.56   $   12.93  $    9.77  $    7.51  $    3.87
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 2.52%, 1.90% 1.46% and 0.75% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial one-half year period).

16 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2013 through May 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A           B          C          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 12/1/13
--------------------------------------------------------------------------------
Ending Account            $1,019.55   $1,012.37  $1,015.46  $1,017.65  $1,021.19
Value (after expenses)
on 5/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    5.44   $   12.64  $    9.55  $    7.34  $    3.78
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 2.52%, 1.90% 1.46% and 0.75% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial one-half year period).

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 17

Schedule of Investments | 5/31/14 (unaudited)

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      COMMON STOCKS -- 99.0%
                      ENERGY -- 8.1%
                      Oil & Gas Equipment & Services -- 0.7%
     180,695          Basic Energy Services, Inc.*                           $    4,914,904
     134,949          RPC, Inc.                                                   2,981,023
                                                                             --------------
                                                                             $    7,895,927
-------------------------------------------------------------------------------------------
                      Oil & Gas Exploration & Production -- 6.4%
     556,372          Cabot Oil & Gas Corp.                                  $   20,162,921
      69,337          Cimarex Energy Co.                                          8,953,487
      45,875          Comstock Resources, Inc.*                                   1,247,341
      19,521          Concho Resources, Inc.*                                     2,572,868
     586,055          Goodrich Petroleum Corp.*                                  16,995,595
     181,676          Gulfport Energy Corp.*                                     11,178,524
      22,277          Parsley Energy, Inc.                                          529,524
     457,635          Penn Virginia Corp.*                                        6,946,899
     180,237          Rice Energy, Inc.                                           5,718,920
                                                                             --------------
                                                                             $   74,306,079
-------------------------------------------------------------------------------------------
                      Oil & Gas Refining & Marketing -- 0.5%
      66,392          Marathon Petroleum Corp.*                              $    5,934,781
-------------------------------------------------------------------------------------------
                      Oil & Gas Storage & Transportation -- 0.5%
      82,115          SemGroup Corp.                                         $    5,578,893
                                                                             --------------
                      Total Energy                                           $   93,715,680
-------------------------------------------------------------------------------------------
                      MATERIALS -- 6.2%
                      Commodity Chemicals -- 1.0%
      41,568          Methanex Corp.                                         $    2,373,533
     106,936          Westlake Chemical Corp.                                     8,645,776
                                                                             --------------
                                                                             $   11,019,309
-------------------------------------------------------------------------------------------
                      Specialty Chemicals -- 1.4%
     266,677          Flotek Industries, Inc.*                               $    7,568,293
      98,407          WR Grace & Co.*                                             9,061,317
                                                                             --------------
                                                                             $   16,629,610
-------------------------------------------------------------------------------------------
                      Construction Materials -- 1.4%
     100,382          Eagle Materials, Inc.                                  $    8,730,223
      61,840          Martin Marietta Materials, Inc.                             7,593,952
                                                                             --------------
                                                                             $   16,324,175
-------------------------------------------------------------------------------------------
                      Metal & Glass Containers -- 0.2%
      44,399          Crown Holdings, Inc.*                                  $    2,168,891
-------------------------------------------------------------------------------------------
                      Paper Packaging -- 0.5%
      58,693          Rock-Tenn Co.                                          $    5,929,754
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Diversified Metals & Mining -- 0.2%
     391,336          Lundin Mining Corp.*                                   $    2,053,301
-------------------------------------------------------------------------------------------
                      Steel -- 1.0%
     172,178          APERAM*                                                $    5,618,125
  17,502,115          Outokumpu OYJ                                               6,164,332
                                                                             --------------
                                                                             $   11,782,457
-------------------------------------------------------------------------------------------
                      Paper Products -- 0.5%
     191,307          KapStone Paper and Packaging Corp.                     $    5,557,468
                                                                             --------------
                      Total Materials                                        $   71,464,965
-------------------------------------------------------------------------------------------
                      CAPITAL GOODS -- 5.6%
                      Aerospace & Defense -- 1.2%
     100,455          B/E Aerospace, Inc.*                                   $    9,719,021
      44,859          Huntington Ingalls Industries, Inc.                         4,478,274
                                                                             --------------
                                                                             $   14,197,295
-------------------------------------------------------------------------------------------
                      Construction & Engineering -- 0.7%
      43,084          Chicago Bridge & Iron Co. NV                           $    3,507,038
     150,345          Quanta Services, Inc.*                                      5,104,213
                                                                             --------------
                                                                             $    8,611,251
-------------------------------------------------------------------------------------------
                      Electrical Components & Equipment -- 1.2%
     138,116          Brady Corp.                                            $    3,747,087
      36,179          Rockwell Automation, Inc.                                   4,380,553
      36,316          Roper Industries, Inc.                                      5,145,251
                                                                             --------------
                                                                             $   13,272,891
-------------------------------------------------------------------------------------------
                      Construction & Farm Machinery & Heavy Trucks -- 0.9%
      84,538          Terex Corp.*                                           $    3,251,331
     242,646          The Manitowoc Co., Inc.                                     6,563,574
                                                                             --------------
                                                                             $    9,814,905
-------------------------------------------------------------------------------------------
                      Industrial Machinery -- 1.6%
      97,484          Chart Industries, Inc.*                                $    7,008,125
     110,815          Ingersoll-Rand Plc                                          6,628,953
     113,251          ITT Corp.                                                   4,946,804
                                                                             --------------
                                                                             $   18,583,882
                                                                             --------------
                      Total Capital Goods                                    $   64,480,224
-------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES -- 3.1%
                      Diversified Support Services -- 1.4%
     127,314          Mobile Mini, Inc.*                                     $    5,544,525
     106,577          United Rentals, Inc.*                                      10,769,606
                                                                             --------------
                                                                             $   16,314,131
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 19

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Human Resource & Employment Services -- 1.7%
     126,985          Towers Watson & Co.                                    $   14,287,082
     133,616          WageWorks, Inc.*                                            5,408,776
                                                                             --------------
                                                                             $   19,695,858
                                                                             --------------
                      Total Commercial Services & Supplies                   $   36,009,989
-------------------------------------------------------------------------------------------
                      TRANSPORTATION -- 7.1%
                      Airlines -- 4.6%
     538,631          Air Canada                                             $    4,395,670
      23,200          Air Canada*                                                   189,331
      36,424          Alaska Air Group, Inc.                                      3,586,307
     544,618          American Airlines Group, Inc.                              21,871,861
     402,729          Delta Air Lines, Inc.                                      16,072,914
     164,415          United Continental Holdings, Inc.*                          7,295,094
                                                                             --------------
                                                                             $   53,411,177
-------------------------------------------------------------------------------------------
                      Marine -- 1.7%
     754,437          Diana Shipping, Inc.*                                  $    8,223,363
      52,106          Kirby Corp.*                                                5,760,318
     337,269          Safe Bulkers, Inc.                                          2,731,879
     279,861          Star Bulk Carriers Corp.                                    2,986,117
                                                                             --------------
                                                                             $   19,701,677
-------------------------------------------------------------------------------------------
                      Railroads -- 0.4%
      46,411          Kansas City Southern                                   $    4,990,111
-------------------------------------------------------------------------------------------
                      Trucking -- 0.4%
      65,481          Old Dominion Freight Line, Inc.*                       $    4,188,165
                                                                             --------------
                      Total Transportation                                   $   82,291,130
-------------------------------------------------------------------------------------------
                      AUTOMOBILES & COMPONENTS -- 3.1%
                      Auto Parts & Equipment -- 2.1%
      60,549          Delphi Automotive Plc                                  $    4,181,514
     226,728          Lear Corp.                                                 19,963,400
                                                                             --------------
                                                                             $   24,144,914
-------------------------------------------------------------------------------------------
                      Automobile Manufacturers -- 0.2%
      12,012          Tesla Motors, Inc.*                                    $    2,495,733
-------------------------------------------------------------------------------------------
                      Motorcycle Manufacturers -- 0.8%
     130,206          Harley-Davidson, Inc.                                  $    9,275,875
                                                                             --------------
                      Total Automobiles & Components                         $   35,916,522
-------------------------------------------------------------------------------------------
                      CONSUMER DURABLES & APPAREL -- 5.3%
                      Home Furnishings -- 0.6%
      50,078          Mohawk Industries, Inc.*                               $    6,793,581
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Homebuilding -- 0.7%
     109,228          Lennar Corp.                                           $    4,467,425
     103,822          Toll Brothers, Inc.*                                        3,760,433
                                                                             --------------
                                                                             $    8,227,858
-------------------------------------------------------------------------------------------
                      Household Appliances -- 0.6%
      47,748          Whirlpool Corp.                                        $    6,854,225
-------------------------------------------------------------------------------------------
                      Apparel, Accessories & Luxury Goods -- 3.1%
      51,232          Carter's, Inc.                                         $    3,695,364
     105,935          G-III Apparel Group, Ltd.*                                  7,767,154
     152,541          Hanesbrands, Inc.                                          12,940,053
      62,336          Michael Kors Holdings, Ltd.*                                5,883,272
      48,432          PVH Corp.                                                   6,375,104
                                                                             --------------
                                                                             $   36,660,947
-------------------------------------------------------------------------------------------
                      Textiles -- 0.3%
      89,541          Kate Spade & Co.                                       $    3,260,188
                                                                             --------------
                      Total Consumer Durables & Apparel                      $   61,796,799
-------------------------------------------------------------------------------------------
                      CONSUMER SERVICES -- 3.9%
                      Casinos & Gaming -- 1.5%
     148,513          Las Vegas Sands Corp.                                  $   11,364,215
     182,063          Melco Crown Entertainment, Ltd. (A.D.R.)*                   6,275,712
                                                                             --------------
                                                                             $   17,639,927
-------------------------------------------------------------------------------------------
                      Hotels, Resorts & Cruise Lines -- 0.8%
     287,439          Norwegian Cruise Line Holdings, Ltd.*                  $    9,701,066
-------------------------------------------------------------------------------------------
                      Restaurants -- 0.8%
       9,664          Chipotle Mexican Grill, Inc.*                          $    5,287,078
      91,184          Dunkin' Brands Group, Inc.*                                 4,081,396
                                                                             --------------
                                                                             $    9,368,474
-------------------------------------------------------------------------------------------
                      Specialized Consumer Services -- 0.8%
     288,954          H&R Block, Inc.                                        $    8,605,050
                                                                             --------------
                      Total Consumer Services                                $   45,314,517
-------------------------------------------------------------------------------------------
                      MEDIA -- 1.4%
                      Broadcasting -- 0.6%
      86,292          Discovery Communications, Inc.*                        $    6,641,032
-------------------------------------------------------------------------------------------
                      Cable & Satellite -- 0.8%
      98,757          Liberty Global Plc*                                    $    4,446,040
     123,671          Liberty Global Plc*                                         5,293,119
                                                                             --------------
                                                                             $    9,739,159
                                                                             --------------
                      Total Media                                            $   16,380,191
-------------------------------------------------------------------------------------------
                      RETAILING -- 8.9%
                      Distributors -- 0.6%
     267,993          LKQ Corp.*                                             $    7,434,126
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 21

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Internet Retail -- 2.4%
     235,397          HomeAway, Inc.*                                        $    7,250,228
      21,487          Netflix, Inc.*                                              8,977,913
       9,006          The Priceline Group, Inc.*                                 11,515,342
                                                                             --------------
                                                                             $   27,743,483
-------------------------------------------------------------------------------------------
                      General Merchandise Stores -- 1.3%
      45,931          Dollar General Corp.*                                  $    2,470,169
     239,893          Dollar Tree, Inc.*                                         12,721,526
                                                                             --------------
                                                                             $   15,191,695
-------------------------------------------------------------------------------------------
                      Apparel Retail -- 1.5%
     145,828          Ross Stores, Inc.                                      $    9,981,927
     128,346          The TJX Companies, Inc.                                     6,988,440
                                                                             --------------
                                                                             $   16,970,367
-------------------------------------------------------------------------------------------
                      Home Improvement Retail -- 0.6%
     156,322          Lowe's Companies, Inc.                                 $    7,359,640
-------------------------------------------------------------------------------------------
                      Specialty Stores -- 0.8%
     140,752          Tractor Supply Co.*                                    $    9,151,695
-------------------------------------------------------------------------------------------
                      Automotive Retail -- 1.7%
      97,821          Advance Auto Parts, Inc.                               $   12,146,434
       7,540          AutoZone, Inc.*                                             4,015,050
      75,878          CarMax, Inc.*                                               3,362,154
                                                                             --------------
                                                                             $   19,523,638
                                                                             --------------
                      Total Retailing                                        $  103,374,644
-------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING -- 1.1%
                      Food Retail -- 1.1%
      76,927          Natural Grocers by Vitamin Cottage, Inc.*              $    1,599,312
     225,727          The Kroger Co.                                             10,776,207
                                                                             --------------
                                                                             $   12,375,519
                                                                             --------------
                      Total Food & Staples Retailing                         $   12,375,519
-------------------------------------------------------------------------------------------
                      FOOD, BEVERAGE & TOBACCO -- 4.5%
                      Distillers & Vintners -- 0.8%
     115,434          Constellation Brands, Inc.*                            $    9,711,462
-------------------------------------------------------------------------------------------
                      Soft Drinks -- 0.9%
     145,297          Monster Beverage Corp.*                                $   10,080,706
-------------------------------------------------------------------------------------------
                      Packaged Foods & Meats -- 1.7%
     173,703          Keurig Green Mountain, Inc.                            $   19,590,224
-------------------------------------------------------------------------------------------
                      Tobacco -- 1.1%
     197,131          Lorillard, Inc.                                        $   12,255,634
                                                                             --------------
                      Total Food, Beverage & Tobacco                         $   51,638,026
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      HOUSEHOLD & PERSONAL PRODUCTS -- 1.2%
                      Personal Products -- 1.2%
     181,639          Coty, Inc.                                             $    3,029,739
      38,278          Nu Skin Enterprises, Inc.                                   2,826,448
      97,617          The Estee Lauder Companies, Inc.                            7,479,415
                                                                             --------------
                                                                             $   13,335,602
                                                                             --------------
                      Total Household & Personal Products                    $   13,335,602
-------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SERVICES -- 5.9%
                      Health Care Equipment -- 1.2%
     174,914          Edwards Lifesciences Corp.*                            $   14,203,017
-------------------------------------------------------------------------------------------
                      Health Care Supplies -- 1.3%
     151,098          Align Technology, Inc.*                                $    8,251,462
     540,316          Endologix, Inc.*                                            7,056,527
                                                                             --------------
                                                                             $   15,307,989
-------------------------------------------------------------------------------------------
                      Health Care Services -- 2.2%
     355,322          Catamaran Corp.*                                       $   15,548,891
     155,897          Omnicare, Inc.                                              9,907,254
                                                                             --------------
                                                                             $   25,456,145
-------------------------------------------------------------------------------------------
                      Health Care Facilities -- 0.5%
     172,794          Brookdale Senior Living, Inc.*                         $    5,747,128
-------------------------------------------------------------------------------------------
                      Managed Health Care -- 0.7%
     102,213          WellCare Health Plans, Inc.*                           $    7,916,397
                                                                             --------------
                      Total Health Care Equipment & Services                 $   68,630,676
-------------------------------------------------------------------------------------------
                      PHARMACEUTICALS, BIOTECHNOLOGY &
                      LIFE SCIENCES -- 9.0%
                      Biotechnology -- 3.1%
     162,678          Alkermes Plc*                                          $    7,452,279
     116,246          Cubist Pharmaceuticals, Inc.*                               7,741,984
     460,666          Neurocrine Biosciences, Inc.*                               6,398,651
     228,096          NPS Pharmaceuticals, Inc.*                                  7,100,628
      99,548          Vertex Pharmaceuticals, Inc.*                               7,193,338
                                                                             --------------
                                                                             $   35,886,880
-------------------------------------------------------------------------------------------
                      Pharmaceuticals -- 4.8%
      81,273          Actavis plc*                                           $   17,192,490
     229,529          Akorn, Inc.*                                                6,419,926
      90,360          Jazz Pharmaceuticals Plc*                                  12,818,470
     119,768          Salix Pharmaceuticals, Ltd.*                               13,663,133
      36,146          Shire Plc (A.D.R.)                                          6,267,355
                                                                             --------------
                                                                             $   56,361,374
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 23

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      Life Sciences Tools & Services -- 1.1%
     317,217          Bruker Corp.*                                          $    6,645,696
     111,110          Charles River Laboratories International, Inc.*             5,953,274
                                                                             --------------
                                                                             $   12,598,970
                                                                             --------------
                      Total Pharmaceuticals, Biotechnology & Life Sciences   $  104,847,224
-------------------------------------------------------------------------------------------
                      BANKS -- 1.5%
                      Regional Banks -- 1.5%
     276,332          BankUnited, Inc.*                                      $    8,991,843
      67,734          Signature Bank*                                             7,844,952
                                                                             --------------
                                                                             $   16,836,795
                                                                             --------------
                      Total Banks                                            $   16,836,795
-------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIALS -- 4.2%
                      Specialized Finance -- 1.4%
     416,377          The NASDAQ OMX Group, Inc.                             $   15,780,688
-------------------------------------------------------------------------------------------
                      Consumer Finance -- 0.9%
     180,118          Discover Financial Services, Inc.                      $   10,650,377
-------------------------------------------------------------------------------------------
                      Asset Management & Custody Banks -- 1.4%
      51,553          Affiliated Managers Group, Inc.*                       $    9,722,896
     219,468          The Blackstone Group LP                                     6,821,065
                                                                             --------------
                                                                             $   16,543,961
-------------------------------------------------------------------------------------------
                      Investment Banking & Brokerage -- 0.5%
     182,623          Morgan Stanley Co.                                     $    5,635,746
                                                                             --------------
                      Total Diversified Financials                           $   48,610,772
-------------------------------------------------------------------------------------------
                      INSURANCE -- 0.6%
                      Insurance Brokers -- 0.6%
      81,317          Aon Plc*                                               $    7,313,651
                                                                             --------------
                      Total Insurance                                        $    7,313,651
-------------------------------------------------------------------------------------------
                      REAL ESTATE -- 1.0%
                      Specialized REIT -- 1.0%
     366,600          Weyerhaeuser Co.                                       $   11,518,572
                                                                             --------------
                      Total Real Estate                                      $   11,518,572
-------------------------------------------------------------------------------------------
                      SOFTWARE & SERVICES -- 9.3%
                      Internet Software & Services -- 3.8%
     238,673          Akamai Technologies, Inc.*                             $   12,969,491
      52,263          CoStar Group, Inc.*                                         8,286,299
     122,850          eBay, Inc.*                                                 6,232,180
       9,831          Google, Inc.                                                5,514,994
       9,791          Google, Inc.*                                               5,597,025
      30,583          LinkedIn Corp.*                                             4,896,032
                                                                             --------------
                                                                             $   43,496,021
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                      IT Consulting & Other Services -- 0.4%
      70,651          Gartner, Inc.*                                         $    5,022,580
-------------------------------------------------------------------------------------------
                      Data Processing & Outsourced Services -- 2.2%
      17,063          Alliance Data Systems Corp.*                           $    4,368,981
      80,678          MasterCard, Inc.                                            6,167,833
     223,008          Vantiv, Inc.*                                               6,911,018
      82,184          WEX, Inc.*                                                  7,913,497
                                                                             --------------
                                                                             $   25,361,329
-------------------------------------------------------------------------------------------
                      Application Software -- 2.3%
      73,773          ANSYS, Inc.*                                           $    5,418,627
      57,916          Autodesk, Inc.*                                             3,033,061
     472,399          Cadence Design Systems, Inc.*                               7,884,339
     135,539          Qlik Technologies, Inc.*                                    2,942,552
      70,901          salesforce.com inc*                                         3,731,520
      97,878          SS&C Technologies Holdings, Inc.*                           4,174,497
                                                                             --------------
                                                                             $   27,184,596
-------------------------------------------------------------------------------------------
                      Systems Software -- 0.6%
      75,917          VMware, Inc.*                                          $    7,325,990
                                                                             --------------
                      Total Software & Services                              $  108,390,516
-------------------------------------------------------------------------------------------
                      TECHNOLOGY HARDWARE & EQUIPMENT -- 2.5%
                      Communications Equipment -- 1.3%
     137,535          F5 Networks, Inc.*                                     $   14,929,424
-------------------------------------------------------------------------------------------
                      Computer Hardware -- 0.3%
     113,340          NCR Corp.*                                             $    3,701,684
-------------------------------------------------------------------------------------------
                      Computer Storage & Peripherals -- 0.9%
      50,069          SanDisk Corp.                                          $    4,838,167
      68,475          Western Digital Corp.                                       6,015,529
                                                                             --------------
                                                                             $   10,853,696
                                                                             --------------
                      Total Technology Hardware & Equipment                  $   29,484,804
-------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR
                      EQUIPMENT -- 4.0%
                      Semiconductors -- 4.0%
     989,594          Atmel Corp.*                                           $    8,292,798
     157,924          Avago Technologies, Ltd.                                   11,160,489
     244,289          Skyworks Solutions, Inc.*                                  10,580,157
     137,153          Synaptics, Inc.*                                            9,337,376
     146,673          Xilinx, Inc.                                                6,887,764
                                                                             --------------
                                                                             $   46,258,584
                                                                             --------------
                      Total Semiconductors & Semiconductor Equipment         $   46,258,584
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 25

-----------------------------------------------------------------------------------------------
Shares                                                                          Value
-----------------------------------------------------------------------------------------------
                      TELECOMMUNICATION SERVICES -- 1.1%
                      Wireless Telecommunication Services -- 1.1%
     123,761          SBA Communications Corp.*                                 $    12,561,742
                                                                                ---------------
                      Total Telecommunication Services                          $    12,561,742
-----------------------------------------------------------------------------------------------
                      UTILITIES -- 0.4%
                      Electric Utilities -- 0.2%
      31,025          NextEra Energy, Inc.*                                     $     3,020,594
-----------------------------------------------------------------------------------------------
                      Gas Utilities -- 0.2%
      25,097          National Fuel Gas Co.                                     $     1,882,275
                                                                                ---------------
                      Total Utilities                                           $     4,902,869
-----------------------------------------------------------------------------------------------
                      TOTAL COMMON STOCKS
                      (Cost $874,343,607)                                       $ 1,147,450,013
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Principal
Amount ($)
-----------------------------------------------------------------------------------------------
                      CORPORATE BONDS -- 0.2%
                      ENERGY -- 0.2%
                      Integrated Oil & Gas -- 0.2%
   2,365,000          American Energy -- Utica LLC, 3.5%, 3/1/21 (144A) (PIK)   $     2,435,950
                                                                                ---------------
                      Total Energy                                              $     2,435,950
-----------------------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS
                      (Cost $2,365,000)                                         $     2,435,950
-----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENT IN SECURITIES -- 99.2%
                      (Cost $876,708,607) (a)                                   $ 1,149,885,963
-----------------------------------------------------------------------------------------------
                      OTHER ASSETS & LIABILITIES -- 0.8%                        $     9,363,542
-----------------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                                $ 1,159,249,505
===============================================================================================
                      WRITTEN CALL OPTIONS -- (0.0%)
                      ENERGY -- (0.0%)
                      Oil & Gas Exploration & Production -- (0.0%)
        (295)         Goodrich Petroleum Corp.                                  $       (59,738)
                                                                                ---------------
                      Total Energy                                              $       (59,738)
-----------------------------------------------------------------------------------------------
                      TOTAL WRITTEN CALL OPTIONS
                      (premiums received $(59,589))                             $       (59,738)
-----------------------------------------------------------------------------------------------

*         Non-income producing security.

NR        Not rated by either S&P or Moody's.

REIT      Real Estate Investment Trust.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2014, the value of these securities amounted to $2,435,950 or 0.2% of total net assets.

(A.D.R.)  American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

(a) At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $878,261,635 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
               there is an excess of value over tax cost                             $ 279,800,572
            Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value                                (8,176,244)
                                                                                     -------------
            Net unrealized appreciation                                              $ 271,624,328
                                                                                     =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2014 aggregated $554,208,295 and $641,128,230, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments:

----------------------------------------------------------------------------------------
                             Level 1          Level 2           Level 3  Total
----------------------------------------------------------------------------------------
Common Stocks                $1,147,450,013   $             --  $  --    $1,147,450,013
Corporate Bonds                          --          2,435,950     --         2,435,950
----------------------------------------------------------------------------------------
 Total                       $1,147,450,013   $      2,435,950  $  --    $1,149,885,963
========================================================================================
Other Financial Instruments
Net unrealized depreciation
  on written options         $         (149)  $             --  $  --    $         (149)
----------------------------------------------------------------------------------------
 Total Other
    Financial Instruments    $         (149)  $             --  $  --    $         (149)
========================================================================================

During the six months ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 27

Statement of Assets and Liabilities | 5/31/14 (unaudited)

ASSETS:
  Investment in securities (cost $876,708,607)                       $1,149,885,963
  Cash                                                                      721,031
  Foreign currencies, at value (cost $7,378)                                  7,393
  Receivables --
     Investment securities sold                                          11,506,859
     Fund shares sold                                                     2,233,011
     Dividends                                                              642,334
     Interests                                                               39,842
  Prepaid expenses                                                           63,706
------------------------------------------------------------------------------------
         Total assets                                                $1,165,100,139
====================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                 $    4,259,842
     Fund shares repurchased                                              1,155,693
     Dividends                                                                  874
     Trustee fees                                                             7,648
  Written options (premiums received $59,589)                                59,738
  Due to affiliates                                                         273,113
  Accrued expenses                                                           93,726
------------------------------------------------------------------------------------
         Total liabilities                                           $    5,850,634
====================================================================================
NET ASSETS:
  Paid-in capital                                                    $  784,357,214
  Distributions in excess of net investment loss                         (2,757,383)
  Accumulated net realized gain on investments                          104,473,627
  Net unrealized appreciation on investments                            273,177,356
  Net unrealized depreciation on written options                               (149)
  Net unrealized depreciation on assets and liabilities denominated
     in foreign currencies                                                   (1,160)
------------------------------------------------------------------------------------
         Total net assets                                            $1,159,249,505
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $980,013,132/24,474,462 shares)                  $        40.04
  Class B (based on $7,527,291/234,359 shares)                       $        32.12
  Class C (based on $68,639,106/2,069,525 shares)                    $        33.17
  Class R (based on $10,109,274/256,327 shares)                      $        39.44
  Class Y (based on $92,960,702/2,213,280 shares)                    $        42.00
MAXIMUM OFFERING PRICE:
  Class A ($40.04 (divided by) 94.25%)                               $        42.48
====================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Statement of Operations (unaudited)

For the Six Months Ended 5/31/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,849)       $   3,372,656
  Interest                                                         21,655
------------------------------------------------------------------------------------------
         Total investment income                                            $   3,394,311
==========================================================================================
EXPENSES:
  Management fees                                           $   3,530,980
  Transfer agent fees and expenses
     Class A                                                      456,545
     Class B                                                       27,463
     Class C                                                       26,022
     Class R                                                        1,851
     Class Y                                                        4,071
  Distribution fees
     Class A                                                    1,216,301
     Class B                                                       42,228
     Class C                                                      340,481
     Class R                                                       24,702
  Shareholder communication expense                               443,872
  Administrative reimbursements                                   195,894
  Custodian fees                                                   17,404
  Registration fees                                                41,737
  Professional fees                                                48,767
  Printing expense                                                 34,407
  Fees and expenses of nonaffiliated Trustees                      19,486
  Miscellaneous                                                     9,812
------------------------------------------------------------------------------------------
     Total expenses                                                         $   6,482,023
------------------------------------------------------------------------------------------
         Net investment loss                                                $  (3,087,712)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND WRITTEN OPTIONS:
  Net realized gain on:
     Investments                                            $  96,735,665
     Other assets and liabilities denominated in
         foreign currencies                                       (13,630)  $  96,722,035
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                            $ (19,828,846)
     Written options                                                 (149)
     Other assets and liabilities denominated in
         foreign currencies                                        (1,008)  $ (19,830,003)
------------------------------------------------------------------------------------------
  Net gain on investments                                                   $  76,892,032
------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $  73,804,320
==========================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 29

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            5/31/14            Year Ended
                                                            (unaudited)        11/30/13
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $     (3,087,712)  $   (4,288,699)
Net realized gain on investments                                  96,722,035      128,681,381
Change in net unrealized appreciation (depreciation)
   on investments                                                (19,830,003)     110,946,189
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations  $     73,804,320   $  235,338,871
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $5.17* per share, respectively)       $             --   $  (77,659,880)
   Class B ($0.00 and $1.76 per share, respectively)                      --         (501,362)
   Class C ($0.00 and $4.95* per share, respectively)                     --       (4,990,691)
   Class R ($0.00 and $1.76 per share, respectively)                      --         (435,729)
   Class Y ($0.00 and $5.20* per share, respectively)                     --      (14,582,306)
----------------------------------------------------------------------------------------------
      Total distributions to shareowners                    $             --   $  (98,169,968)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                $     61,264,242   $   61,915,865
Shares issued in reorganization                                           --      575,347,564
Reinvestment of distributions                                             --       89,555,900
Cost of shares repurchased                                      (126,157,303)    (164,155,418)
----------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         Fund share transactions                            $    (64,893,061)  $  562,663,911
----------------------------------------------------------------------------------------------
      Net increase in net assets                            $      8,911,259   $  699,832,814
NET ASSETS:
Beginning of period                                            1,150,338,246      450,505,432
----------------------------------------------------------------------------------------------
End of period                                               $  1,159,249,505   $1,150,338,246
----------------------------------------------------------------------------------------------
Undistributed (distributions in excess of)
      net investment income                                 $     (2,757,383)  $      330,329
==============================================================================================

* Historical per share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratios used for the reorganization of the Fund (formerly known as Pioneer Growth Opportunities Fund) with Pioneer Select Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

-----------------------------------------------------------------------------------------
                                 '14 Shares   '14 Amount
                                 (unaudited)  (unaudited)      '13 Shares   '13 Amount
-----------------------------------------------------------------------------------------
Class A*
Shares sold                         860,503   $  33,677,712       869,576   $ 31,042,240
Shares issued
   in reorganization                     --              --    14,033,389    480,408,023
Reinvestment of distributions            --              --     2,121,622     74,791,090
Less shares repurchased          (1,599,226)    (62,606,341)   (2,388,188)   (84,583,556)
-----------------------------------------------------------------------------------------
       Net increase (decrease)     (738,723)  $ (28,928,629)   14,636,399   $501,657,797
=========================================================================================
Class B
Shares sold or exchanged              2,207   $      71,272        10,174   $    302,228
Shares issued
   in reorganization                     --              --       344,312      9,689,683
Reinvestment of distributions            --              --        16,318        493,621
Less shares repurchased             (69,352)     (2,189,843)      (69,300)    (2,072,494)
-----------------------------------------------------------------------------------------
       Net increase (decrease)      (67,145)  $  (2,118,571)      301,504   $  8,413,038
=========================================================================================
Class C*
Shares sold                         172,735   $   5,644,342       302,146   $  9,332,626
Shares issued
   in reorganization                     --              --     1,500,584     43,279,821
Reinvestment of distributions            --              --       126,461      3,770,515
Less shares repurchased            (218,924)     (7,089,671)     (283,509)    (8,546,394)
-----------------------------------------------------------------------------------------
       Net increase (decrease)      (46,189)  $  (1,445,329)    1,645,682   $ 47,836,568
=========================================================================================
Class R
Shares sold                          75,057   $   2,914,674        50,406   $  1,834,987
Shares issued
   in reorganization                     --              --       254,059      8,602,193
Reinvestment of distributions            --              --        10,855        401,099
Less shares repurchased             (81,764)     (3,160,762)      (52,286)    (1,896,736)
-----------------------------------------------------------------------------------------
       Net increase (decrease)       (6,707)  $    (246,088)      263,034   $  8,941,543
=========================================================================================
Class Y*
Shares sold                         460,077   $  18,956,242       521,105   $ 19,403,784
Shares issued
   in reorganization                     --              --       934,367     33,367,844
Reinvestment of distributions            --              --       283,655     10,099,575
Less shares repurchased          (1,264,371)    (51,110,686)   (1,818,152)   (67,056,238)
-----------------------------------------------------------------------------------------
       Net decrease                (804,294)  $ (32,154,444)      (79,025)  $ (4,185,035)
=========================================================================================

* Historical share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratios used for the reorganization of the Fund (formerly known as Pioneer Growth Opportunities Fund) with Pioneer Select Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 31

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                 Ended         Year         Year          Year          Year         Year
                                                 5/31/14       Ended        Ended         Ended         Ended        Ended
                                                 (unaudited)   11/30/13 (a) 11/30/12 (a)  11/30/11 (a)  11/30/10 (a) 11/30/09 (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period             $   37.55     $  31.75     $   29.64     $   28.02     $   23.17    $ 16.03
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                           $   (0.10)    $  (0.14)    $   (0.18)    $   (0.15)    $   (0.13)   $ (0.10)
   Net realized and unrealized gain (loss)
      on  investments and foreign currency
      transactions                                    2.59        11.11          2.29          1.77          4.98       7.34
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
   operations                                    $    2.49     $  10.97     $    2.11     $    1.62     $    4.85    $  7.24
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                             $      --     $  (5.17)    $      --     $      --     $      --    $ (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value       $    2.49     $   5.80     $    2.11     $    1.62     $    4.85    $  7.14
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   40.04     $  37.55     $   31.75     $   29.64     $   28.02    $ 23.17
====================================================================================================================================
Total return*                                         6.63%       36.96%         7.11%(d)      5.79%(c)     20.92%     45.46%
Ratio of net expenses to average net assets           1.08%**      1.12%         1.16%         1.15%         1.21%      1.29%
Ratio of net investment loss to average net
   assets                                            (0.50)%**    (0.56)%       (0.54)%       (0.44)%       (0.61)%    (0.39)%
Portfolio turnover rate                                 95%**       100%           86%           81%           88%        91%
Net assets, end of period (in thousands)         $ 980,013     $946,725     $ 335,702     $ 362,504     $ 387,037    $73,077
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses                                     1.08%**      1.12%         1.16%         1.15%         1.21%      1.29%
   Net investment loss                               (0.50)%**    (0.56)%       (0.54)%       (0.44)%       (0.61)%    (0.39)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 5.61%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.02%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

--------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       5/31/14       6/7/13 (a)
                                                       (unaudited)   to 11/30/13
--------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                   $  30.34      $ 28.14
--------------------------------------------------------------------------------
Increase from investment operations:
  Net investment loss                                  $  (0.35)     $ (0.30)
  Net realized and unrealized gain on investments          2.13         4.26
--------------------------------------------------------------------------------
Net increase in net assets from investment operations  $   1.78      $  3.96
--------------------------------------------------------------------------------
Distributions to shareowners:
  Net realized gain                                    $     --      $ (1.76)
--------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $   1.78      $  2.20
--------------------------------------------------------------------------------
Net asset value, end of period                         $  32.12      $ 30.34
================================================================================
Total return*                                              5.87%       14.08%***
Ratio of net expenses to average net assets                2.52%**      2.58%**
Ratio of net investment loss to average net assets        (1.94)%**    (2.06)%**
Portfolio turnover rate                                      95%**       100%**
Net assets, end of period (in thousands)               $  7,527      $ 9,146
Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Total expenses                                           2.52%**      2.58%**
  Net investment loss                                     (1.94)%**    (2.06)%**
================================================================================

(a) Financial reporting for Class B shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

*** Not annualized.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 33

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended        Year         Year         Year         Year         Year
                                                    5/31/14      Ended        Ended        Ended        Ended        Ended
                                                    (unaudited)  11/30/13 (a) 11/30/12 (a) 11/30/11 (a) 11/30/10 (a) 11/30/09 (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                $  31.23     $ 27.15      $  25.60     $  24.43     $  20.40     $ 14.22
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                              $  (0.21)    $ (0.24)     $  (0.44)    $  (0.38)    $  (0.31)    $ (0.27)
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions                                      2.15        9.27          1.99         1.55         4.34        6.54
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations  $   1.94     $  9.03      $   1.55     $   1.17     $   4.03     $  6.27
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                $     --     $ (4.95)     $     --     $     --     $     --     $ (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $   1.94     $  4.08      $   1.55     $   1.17     $   4.03     $  6.18
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  33.17     $ 31.23      $  27.15     $  25.60     $  24.43     $ 20.40
====================================================================================================================================
Total return*                                           6.21%      35.76%         6.05%(d)     4.80%(c)    19.79%      44.43%
Ratio of net expenses to average net assets             1.90%**     1.97%         2.16%        2.07%        2.14%       2.31%
Ratio of net investment loss to average net assets     (1.31)%**   (1.43)%       (1.54)%      (1.37)%      (1.54)%     (1.44)%
Portfolio turnover rate                                   95%**      100%           86%          81%          88%         91%
Net assets, end of period (in thousands)            $ 68,639     $66,069      $ 12,761     $ 13,090     $ 13,565     $ 5,017
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses                                       1.90%**     1.97%         2.16%        2.07%        2.25%       2.31%
   Net investment loss                                 (1.31)%**   (1.43)%       (1.54)%      (1.37)%      (1.64)%     (1.44)%
====================================================================================================================================


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 4.67%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 5.97%.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

--------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       5/31/14       6/7/13 (a)
                                                       (unaudited)   to 11/30/13
--------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                   $  37.05      $ 33.86
--------------------------------------------------------------------------------
Increase from investment operations:
  Net investment loss                                  $  (0.17)     $ (0.17)
  Net realized and unrealized gain on investments          2.56         5.12
--------------------------------------------------------------------------------
Net increase in net assets from investment operations  $   2.39      $  4.95
--------------------------------------------------------------------------------
Distributions to shareowners:
  Net realized gain                                    $     --      $ (1.76)
--------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $   2.39      $  3.19
--------------------------------------------------------------------------------
Net asset value, end of period                         $  39.44      $ 37.05
================================================================================
Total return*                                              6.45%       14.62%***
Ratio of net expenses to average net assets                1.46%**      1.52%**
Ratio of net investment loss to average net assets        (0.87)%**    (1.00)%**
Portfolio turnover rate                                      95%**       100%**
Net assets, end of period (in thousands)               $ 10,109      $ 9,746
Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Total expenses                                           1.46%**      1.52%**
  Net investment loss                                     (0.87)%**    (1.00)%**
================================================================================

(a) Financial reporting for Class R shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

*** Not annualized.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 35

------------------------------------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended        Year         Year          Year          Year         Year
                                                  5/31/14      Ended        Ended         Ended         Ended        Ended
                                                  (unaudited)  11/30/13 (a) 11/30/12 (a)  11/30/11 (a)  11/30/10 (a) 11/30/09 (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period              $  39.32     $  32.95     $   30.63     $  28.84      $   23.75    $ 16.36
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                            $  (0.04)    $  (0.06)    $   (0.04)    $  (0.00)(c)  $   (0.04)   $ (0.02)
   Net realized and unrealized gain (loss)
      on investments and foreign currency
      transactions                                    2.72        11.63          2.36         1.79           5.13       7.51
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
   operations                                     $   2.68     $  11.57     $    2.32     $   1.79      $    5.09    $  7.49
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                              $     --     $  (5.20)    $      --     $     --      $      --    $ (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        $   2.68     $   6.37     $    2.32     $   1.79      $    5.09    $  7.39
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  42.00     $  39.32     $   32.95     $  30.63      $   28.84    $ 23.75
====================================================================================================================================
Total return*                                         6.81%       37.40%         7.60%(f)     6.20%(e)      21.45%     46.08%
Ratio of net expenses to average net assets           0.75%**      0.76%         0.73%        0.71%          0.74%      0.97%
Ratio of net investment loss to average net
   assets                                            (0.17)%**    (0.18)%       (0.11)%      (0.00)(d)      (0.14)%    (0.05)%
Portfolio turnover rate                                 95%**       100%           86%          81%            88%        91%
Net assets, end of period (in thousands)          $ 92,961     $118,651     $ 102,042     $ 83,460      $ 107,870    $81,580
Ratios with no waiver of fees and assumption
   of expenses by the Adviser and no reduction
   for fees paid indirectly:
   Total expenses                                     0.75%**      0.76%         0.73%        0.71%          0.74%      0.97%
   Net investment loss                               (0.17)%**    (0.18)%       (0.11)%      (0.00)%(d)     (0.14)%    (0.05)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.

(c) Rounds to less than $0.01 or $(0.01) per share.

(d) Rounds to less than 0.01%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 6.08%.

(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.52%.

The accompanying notes are an integral part of these financial statements.

36 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Notes to Financial Statements | 5/31/14 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund"), a series of Pioneer Series Trust I on June 7, 2013. The predecessor fund was the accounting survivor of the reorganization. Accordingly, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The financial highlights and shareholder activity, as reflected in the Statement of Changes in net assets, have been adjusted to reflect the conversion ratios used for the reorganization of the Fund with the predecessor fund. Prior to the reorganization, the Fund was named Pioneer Growth Opportunities Fund. The predecessor fund acquired the assets and stated liabilities of the Regions Morgan Keegan Select Mid Cap Growth Fund on May 15, 2009. The investment objective of the Fund is long-term capital growth.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. The predecessor fund did not offer Class B shares or Class R shares. Accordingly, financial reporting for Class B shares and Class R shares commenced on June 7, 2013, and no financial information has been presented for Class B shares or Class R shares for prior periods. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 37

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the

38 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At May 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2013, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 39

    The tax character of current year distributions payable will be determined at the end of the current taxable year.The tax character of distributions paid during the years ended November 30, 2013 was as follows:

    ----------------------------------------------------------------------------
                                                                            2013
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary Income                                                  $ 4,565,456
    Long-term capital gain                                            93,604,512
    ----------------------------------------------------------------------------
         Total                                                       $98,169,968
    ============================================================================

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2013:

    ----------------------------------------------------------------------------
                                                                            2013
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed long-term gain                                    $  9,634,949
    Net unrealized appreciation                                      291,453,022
    ----------------------------------------------------------------------------
         Total                                                      $301,087,971
    ============================================================================

    Due to a different tax survivor and different tax year end, the tax amounts include those related to the Fund for the tax period January 1, 2013 to November 30, 2013.

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on other holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $40,912 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2014.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

40 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.  Option Writing

    The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 41

    The value of contracts open during the one month ended May 31, 2014 was $59,738. Written put option contracts outstanding at period end are listed at the end of the Fund's schedule of investments.

    The Fund held one written call option contract that was open at May 31, 2014. If the call option had been exercised at May 31, 2014, the maximum amount the Fund would have been required to pay was $59,589.

    Transactions in written call options for the six months ended May 31, 2014 are summarized as follows:

    -------------------------------------------------------------------------------------
                                                  Number of Contracts   Premiums Received
    -------------------------------------------------------------------------------------
    Options outstanding at beginning of period                     --           $      --
    Options opened                                               (295)            (59,589)
    Options exercised                                              --                  --
    Options closed                                                 --                  --
    Options expired                                                --                  --
    -------------------------------------------------------------------------------------
    Options outstanding at end of period                         (295)          $ (59,589)
    =====================================================================================

H.  Purchased Options

    The Fund may purchase call and put options in order to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized gains or losses are recorded in the Fund's financial statements. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased calls and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid. During the six months ended May 31, 2014, the Fund had no purchased options.

42 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. Prior to June 7, 2013, the Fund paid an annual fee equal to 0.65% of the Fund's average daily net assets. Prior to June 7, 2013, the predecessor fund paid a management fee at an annual rate equal to 0.625% of the predecessor fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. Morgan Asset Management, Inc. (MAM) served as the investment adviser to the predecessor Regions Morgan Keegan Select Mid Cap Growth Fund through May 15, 2009. For the six months ended May 31, 2014, the effective management fee was equivalent to 0.61% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $71,118 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2014, such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $335,253
Class B                                                                    8,510
Class C                                                                   51,330
Class R                                                                   12,281
Class Y                                                                   36,498
--------------------------------------------------------------------------------
  Total                                                                 $443,872
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $172,965 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2014.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 43

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $29,030 in distribution fees payable to PFD at May 31, 2014.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2014, CDSCs in the amount of $2,137 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2014, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until February 12, 2014 was in the amount of $215 million. As of February 12, 2014, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and

44 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

(c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2014, the Fund had no outstanding borrowings.

7. Assets and Liabilities Offsetting

Financial instruments subject to an enforceable master netting agreement have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of May 31, 2014.

-----------------------------------------------------------------------------------------------
Assets:
                               Gross
                               Amounts      Net             Gross Amounts Not Offset
                               Offset       Amounts of        in the Statement of
                               in the       Assets          Assets and Liabilities
                  Gross        Statement    Presented in   -------------------------
                  Amounts of   of Assets    the Statement                Cash
                  Recognized   and          of Assets and   Financial    Collateral   Net
Description       Assets       Liabilities  Liabilities     Instruments  Received     Amount
----------------------------------------------------------------------------------------------
Written options   $--          $--          $--             $--          $--          $--
----------------------------------------------------------------------------------------------
                  $--          $--          $--             $--          $--          $--
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Liabilities:
                               Gross
                               Amounts      Net             Gross Amounts Not Offset
                               Offset       Amounts of        in the Statement of
                               in the       Assets          Assets and Liabilities
                  Gross        Statement    Presented in   -------------------------
                  Amounts of   of Assets    the Statement                Cash
                  Recognized   and          of Assets and   Financial    Collateral   Net
Description       Liabilities  Liabilities  Liabilities     Instruments  Received     Amount
-----------------------------------------------------------------------------------------------
Written options   $59,738      $--          $59,738         $--          $--          $59,738
-----------------------------------------------------------------------------------------------
                  $59,738      $--          $59,738         $--          $--          $59,738
-----------------------------------------------------------------------------------------------

8. Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of May 31, 2014 were as follows:

-----------------------------------------------------------------------------------------
Derivatives Not
Accounted for as          Asset Derivatives 2014           Liabilities Derivatives 2014
Hedging Instruments       ---------------------------------------------------------------
Under Accounting          Statement of Assets              Statement of Assets
Standards Codification    and Liabilities                  and Liabilities
(ASC) 815                 Location           Value         Location             Value
-----------------------------------------------------------------------------------------
Written Options           Net unrealized                   Net unrealized
                          appreciation on                  depreciation on
                          written options    $  --         written options      $149
-----------------------------------------------------------------------------------------
  Total                                      $  --                              $149
=========================================================================================

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 45

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2014 was as follows:

-----------------------------------------------------------------------------------------
                                                                          Change in
Derivatives Not                                                           Unrealized
Accounted for as                                          Realized Gain   appreciation
Hedging Instruments                                       (Loss) on       (depreciation)
Under Accounting         Location of Gain or (Loss)       Derivatives     on Derivatives
Standards Codification   on Derivatives Recognized        Recognized      Recognized
(ASC) 815                in Income                        in Income       in Income
-----------------------------------------------------------------------------------------
Written Options          Net realized gain (loss)
                         on written options               $  --
Written Options          Change in net unrealized
                         appreciation (depreciation)
                         on written options                               $(149)

9. Reorganization Information

On June 7, 2013 ("Closing Date"), the predecessor fund was reorganized with the Fund. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of the predecessor fund for shares of the Fund. Shareowners holding Class A, Class C and Class Y shares of the predecessor fund received Class A, Class C and Class Y shares of the Fund, respectively, in the reorganization. The predecessor fund did not offer Class B shares or Class R shares. Financial reporting for Class B shares and Class R shares commenced on June 7, 2013. The investment portfolio of the predecessor fund, with an aggregate value of $552,334,360 and an identified cost of $442,091,974 at June 7, 2013, was the principal asset acquired by the Fund.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at net asset value, however, the cost basis of the investments received from the predecessor fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

The Fund was the legal survivor of the reorganization. The predecessor fund was the accounting survivor of the reorganization. Accordingly, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Prior to the reorganization, the Fund was named Pioneer Growth Opportunities Fund.

46 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

The following charts show the details of the reorganization as of the Closing
Date:

----------------------------------------------------------------------------------------------------
                             Pioneer Growth             Pioneer Select Mid      Pioneer Select Mid
                             Opportunities Fund         Cap Growth Fund         Cap Growth Fund
                             (Pre-Reorganization)       (Pre-Reorganization)    (Pre-Reorganization)
----------------------------------------------------------------------------------------------------
Net Assets
 Class A                            $480,408,023               $375,031,477          $  855,439,500
 Class B                               9,689,683                         --               9,689,683
 Class C                              43,279,821                 14,188,415              57,468,236
 Class R                               8,602,193                         --               8,602,193
 Class Y                              33,367,844                 92,797,966             126,165,810
Total Net Assets                    $575,347,564               $482,017,858          $1,057,365,422

Shares Outstanding
 Class A                              14,033,389                 10,956,195*             24,989,584
 Class B                                 344,312                         --                 344,312
 Class C                               1,500,584                    491,969*              1,992,553
 Class R                                 254,059                         --                 254,059
 Class Y                                 934,367                  2,598,660*              3,533,027

----------------------------------------------------------------------------------------------------
                                  Pre-conversion                                    Post-conversion
                                          Shares           Conversion Ratio*                 Shares
----------------------------------------------------------------------------------------------------
 Class A                              18,313,828                     0.5928              10,956,195
 Class C                                 769,464                     0.6394                 491,969
 Class Y                               4,382,522                     0.5930               2,598,660

* Share amounts have been adjusted to reflect the conversion ratios utilized to align the net asset values of the predecessor fund with those of the Fund.


----------------------------------------------------------------------------------------------------
                                                                                   Shares Issued In
                                                             Exchange Ratio        Reorganization**
----------------------------------------------------------------------------------------------------
 Class A                                                              1.000            14,033,389
 Class B                                                              1.000               344,312
 Class C                                                              1.000             1,500,584
 Class R                                                              1.000               254,059
 Class Y                                                              1.000               934,367

** Reflects shares issued by the predecessor fund, the accounting survivor as shown on the Statement of Changes.

----------------------------------------------------------------------------------------------------
                                                                 Unrealized             Accumulated
                                                               Appreciation              Gain (Loss)
                                                            on Closing Date         on Closing Date
----------------------------------------------------------------------------------------------------
Predecessor Fund                                               $117,287,618            $ 47,932,022
Fund                                                            110,242,386             (30,439,766)

Assuming the Reorganization had been completed on December 1, 2012, the beginning of the Fund's current fiscal period, the pro forma results of operations for the fiscal year ended November 30, 2013, are as follows:

Net Investment income (loss)                                      $ (6,405,202)
Net realized and unrealized gains                                  345,088,972
--------------------------------------------------------------------------------
Change in net assets resulting from operations                    $338,683,770
================================================================================

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 47

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Fund that have been included in the Statements of Operations since the Reorganization was consummated.

10. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended November 30, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

48 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

Trustees, Officers and Service Providers

Trustees                            Officers
Thomas J. Perna, Chairman           Daniel K. Kingsbury, President*
David R. Bock                       Mark D. Goodwin, Executive
Benjamin M. Friedman                   Vice President
Margaret B.W. Graham                Mark E. Bradley, Treasurer**
Daniel K. Kingsbury                 Christopher J. Kelley, Secretary
Marc O. Mayer***
Marguerite A. Piret
Kenneth J. Taubes
Stephen K. West****

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Chief Executive Officer of the Fund.

**   Chief Financial and Accounting Officer of the Fund.

***  Mr. Mayer resigned as a Trustee of the Pioneer Funds effective May 6, 2014.

**** Mr. West resigned as a Trustee of the Pioneer Funds effective July 15,
     2014.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 49

                           This page for your notes.

50 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

                           This page for your notes.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14 51

                           This page for your notes.

52 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 23253-05-0714

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not applicable.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date July 29, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date July 29, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 29, 2014

* Print the name and title of each signing officer under his or her signature.